 90203-P1 01/26

WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED JANUARY 27, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED MAY 1, 2025 OF
WESTERN ASSET INFLATION INDEXED PLUS BOND FUND (THE “FUND”)

The following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a. The following is added to the section titled “Management – Investment professionals” in the Fund’s Summary Prospectus and Prospectus.

Investment professional	Title	Investment professional of the fund since
Nicholas Mastroianni	Portfolio Manager	January 2026

b. The following is added to the section titled “More on fund management – Investment professionals” in the Fund’s Prospectus:

Investment professional	Title and recent biography	Investment professional of the fund since
Nicholas Mastroianni	Portfolio Manager and has been employed by Western Asset as an investment professional for at least the past five years.	January 2026

c. The following is added to the section titled “Investment Professionals – Other Accounts Managed by the Investment Professionals” in the Fund’s SAI with respect to the Fund:

Investment Professionals	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Nicholas Mastroianni*	Registered Investment Companies	4	0.82	None	None
	Other Pooled Investment Vehicles	3	0.49	None	None
	Other Accounts	32	13.83	None	None

* The information is as of December 31, 2025, and does not reflect additional accounts for which Mr. Mastroianni joined the portfolio management team effective January 27, 2026.

d. The following is added to the section titled “Investment Professionals – Investment Professional Securities Ownership” in the Fund’s SAI with respect to the Fund:

Investment Professionals	Dollar Range of Ownership of Securities ($)
Nicholas Mastroianni*	None

* The information is as of December 31, 2025.

Please retain this supplement for future reference.